Basis of presentation and going concern	12 Months Ended
Dec. 31, 2025
Basis of Presentation and Going Concern [Abstract]
Basis of presentation and going concern [Text Block]

2.  Basis of presentation and going concern

The Company prepares its consolidated financial statements on a going concern basis in accordance with IFRS Accounting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"), which the Canadian Accounting Standards Board has approved for incorporation into Part I of the Chartered Professional Accountants Canada Handbook and interpretations developed by the IFRS Interpretations Committee ("IFRIC"). In preparing these consolidated financial statements, management has considered all available information about the future, which is at least, but not limited to, twelve months from year-end. Significant accounting judgments and estimates used by management in the preparation of these consolidated financial statements are presented in Note 4.

On August 21, 2025 the Company filed articles of amendment to complete an approved share consolidation of the Company's issued and outstanding common shares on the basis of 2.5 pre-consolidated common shares for one post-consolidated common share. The share consolidation affects all issued and outstanding common shares, options, warrants, and other share units. All information relating to issued and outstanding common shares, options, warrants, other share units, and related per share amounts in these consolidated financial statements have been adjusted retrospectively to reflect the share consolidation.

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assume that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due for the foreseeable future.  During the year ended December 31, 2025, the Company reported a net loss of $87.4 million, including unrealized loss on metals contract liabilities of $46.3 million, reflecting forward metal prices, net cash used in operating activities of $3.9 million, and had outstanding current liabilities of $86.2 million.

Continuance as a going concern is dependent upon the Company’s ability to achieve profitable operations, attain targeted financial results to comply with key financial covenants of its outstanding debt financings, and obtain adequate equity or debt financing as necessary. The Company complied with key financial covenants of its outstanding debt financings during fiscal 2025 while certain  financial covenants from December 31, 2025 to March 31, 2026 on earnings and debt ratios from the existing senior secured debt facility were waived. Since 2020 to 2025, the Company was successful in raising funds through equity offerings, debt arrangements, convertible debentures, and registered shelf prospectuses. The Company most recently completed a bought deal private placement on December 4, 2025 raising gross proceeds of $132.3 million at an issue price of $4.00 per offered share concurrent to completing the acquisition of Crescent Mine in exchange for issuance of 11,137,558 of the Company's common shares and $20 million in cash (see Note 6). While the Company has been successful in the past in obtaining financing for its operations, there is no assurance that it will be able to obtain adequate financing in the future. The ability to achieve cash flow positive production at the Cosalá Operations and Galena Complex, including the acquired Crescent Mine, allowing the Company to generate positive operating cash flows, and comply with key financial covenants are significant judgments in these consolidated financial statements.

As a result, several material uncertainties may cast significant doubt (or raise substantial doubt as contemplated by PCAOB Standards) on the Company’s ability to continue as going concern.

These consolidated financial statements do not reflect any adjustments to carrying values of assets and liabilities and the reported expenses and consolidated statement of financial position classification that would be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.